Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	[1]	350,000,000	100,000,000
Common stock, shares issued (in Shares)	[1]	2,168,813	2,168,813
Common stock, shares outstanding (in Shares)	[1]	2,168,813	2,168,813

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).